Taxation (Narrative) (Details) $ in Thousands		12 Months Ended				72 Months Ended
	Oct. 08, 2013 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Dec. 31, 2016	Jun. 30, 2013 CNY (¥)
Income Tax [Line Items]
Income tax rate		25.00%	25.00%	25.00%	25.00%
Net Loss carryforwards			¥ 29,510,000
Withholding tax accrued							¥ 24,283,000
Cash dividend paid out		$ 0	0	¥ 0	¥ 147,650,000
Income tax accrued on the undistributed earnings of the Company's PRC subsidiaries			0
Unrecognized deferred tax liability on the undistributed earnings of the Company's PRC subsidiaries			¥ 69,678,000
EIT Law [Member]
Income Tax [Line Items]
Income tax rate		25.00%	25.00%
Withholding tax rate		10.00%	10.00%
High and New Technology Enterprises [Member] | EIT Law [Member]
Income Tax [Line Items]
Preferential income tax rate		15.00%	15.00%
Period to enjoy preferential income tax rate		3 years	3 years
Beijing Wangpin [Member]
Income Tax [Line Items]
Preferential income tax rate						15.00%
Cash dividend paid out	¥ 224,100,000
Cash dividend paid to and received by the Company	201,690,000
Cash dividend paid to local Tax Bureau as withholding tax associated with distribution plan	¥ 22,410,000
Company's PRC entities Except Beijing Wangpin [Member] | EIT Law [Member]
Income Tax [Line Items]
Income tax rate		25.00%	25.00%